UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08587

Exact name of registrant as specified in charter:	Jennison 20/20 Focus Fund

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	01/31/2005

Date of reporting period:	10/31/2004

Item 1.	Schedule of Investments [INSERT REPORT]

Jennison 20/20 Focus Fund

Schedule of Investments as of October 31, 2004 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 98.1%
COMMON STOCKS
Aerospace & Defense 2.2%
257,400	Northrop Grumman Corp.(b)	$13,320,450

Biotechnology 3.3%
265,900	Genentech, Inc.(a)(b)	12,106,427
233,400	Gilead Sciences, Inc.(a)	8,082,642

		20,189,069

Capital Markets 4.8%
186,000	Lehman Brothers Holdings, Inc.(b)	15,279,900
258,000	Merrill Lynch & Co., Inc.	13,916,520

		29,196,420

Computers & Peripherals 4.1%
282,300	Apple Computer, Inc.(a)	14,829,219
537,800	Hewlett-Packard Co.	10,035,348

		24,864,567

Consumer Finance 2.3%
258,000	American Express Co.(b)	13,692,060

Diversified Financial Services 4.9%
375,500	J. P. Morgan Chase & Co.	14,494,300
399,700	Principal Financial Group, Inc.(b)	15,092,672

		29,586,972

Diversified Telecommunication Services 2.1%
493,600	SBC Communications, Inc.	12,468,336

Electric Utilities 3.6%
349,900	TXU Corp.	21,420,878

Electronic Equipment & Instruments 2.1%
515,200	Agilent Technologies, Inc.(a)	12,910,912

Energy Equipment & Services 9.7%
349,500	BJ Services Co.	17,824,500
346,000	Schlumberger, Ltd.	21,777,240
322,100	Smith International, Inc.(a)	18,707,568

		58,309,308

Food & Staples Retailing 3.8%
920,500	The Kroger Co.(a)	13,908,755
110,900	Whole Foods Market, Inc.(b)	9,030,587

		22,939,342

Healthcare Providers & Services 4.2%
360,800	Caremark Rx, Inc.(a)	10,813,176
228,300	CIGNA Corp.	14,487,918

Jennison 20/20 Focus Fund

Schedule of Investments as of October 31, 2004 (Unaudited) Cont’d.

Shares	Description	Value
		$25,301,094

Hotels, Restaurants & Leisure 2.3%
258,700	Starbucks Corp.(a)(b)	13,680,056

Industrial Conglomerates 7.2%
440,200	General Electric Co.	15,019,624
137,100	Phelps Dodge Corp.(b)	12,001,734
518,000	Tyco International Ltd. (Bermuda)	16,135,700

		43,157,058

Insurance 2.5%
207,400	XL Capital Ltd. (Cayman Islands) (Class A)(b)	15,036,500

Internet & Catalog Retail 2.8%
175,000	eBay, Inc.(a)(b)	17,081,750

Internet Software & Services 2.7%
450,100	Yahoo!, Inc.(a)	16,289,119

Media 1.7%
324,800	Univision Communications, Inc. (Class A)(a)(b)	10,055,808

Multiline Retail 2.4%
285,000	Target Corp.	14,255,700

Multi-Utilities & Unregulated Power 2.6%
461,600	Sempra Energy	15,482,064

Office Electronics 4.2%
1,699,800	Xerox Corp.(a)(b)	25,106,046

Oil & Gas 7.0%
457,100	Nexen, Inc. (Canada)	19,454,176
659,900	Suncor Energy, Inc. (Canada)	22,502,590

		41,956,766

Paper & Forest Products 2.4%
421,900	Georgia-Pacific Corp.	14,593,521

Personal Products 2.0%
288,400	Estee Lauder Cos, Inc. (Class A)	12,386,780

Pharmaceuticals 2.9%
360,900	Novartis AG (Switzerland) (ADR)(b)	17,326,809

Semiconductors & Semiconductor Equipment 1.5%
318,200	Marvell Technology Group, Ltd. (Bermuda)(a)	9,090,974

Software 4.5%
305,900	Electronic Arts, Inc.(a)(b)	13,741,028
484,800	Microsoft Corp.	13,569,552

		27,310,580

Specialty Retail 2.3%
765,700	Toys ‘R’ Us, Inc.(a)	13,790,257

Jennison 20/20 Focus Fund

Schedule of Investments as of October 31, 2004 (Unaudited) Cont’d.

Shares	Description	Value
	Total long-term investments (cost $499,307,739)	$590,799,196

SHORT-TERM INVESTMENT 27.6%

Mutual Fund
166,421,066	Dryden Core Investment Fund - Taxable Money Market Series(c)
	(cost $166,421,066)	166,421,066

	Total Investments 125.7%
	(cost $665,728,805)(d)	757,220,262
	Liabilities (including collateral for securities on loan of $156,473,059) in excess of other assets (25.7)%	(154,955,818)

	Net Assets 100%	$602,264,444

The following abbreviation is used in the portfolio descriptions:

ADR – American Depositary Receipt.

(a)	Non-income producing security.

(b)	Portion of securities on loan with an aggregate market value of $150,933,752; cash collateral of $156,473,059 was received with which the portfolio purchased highly liquid short-term investments.

(c)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan.

(d)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of October 31, 2004 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$668,586,587	$94,882,719	$6,249,044	$88,633,675

The difference between book basis and tax basis was attributable to deferred losses on wash sales.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI or Manager”), in consultation with the subadviser; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been effected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market value of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotations.

The Fund invests in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by Pl.

Other information regarding the Fund is available in the Fund’s most recent Report of Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Jennison 20/20 Focus Fund

By (Signature and Title)*	/s/ DEBORAH A. DOCS
Deborah A. Docs Assistant Secretary of the Fund

Date	December 21, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JUDY A. RICE
Judy A. Rice President and Principal Executive Officer

Date	December 21, 2004

By (Signature and Title)*	/s/ GRACE C. TORRES
Grace C. Torres Treasurer and Principal Financial Officer

Date	December 21, 2004

*	Print the name and title of each signing officer under his or her signature.